Business combinations - Schedule of Revenue and Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Net revenue from transaction activities and other services	R$ 1,626,853	R$ 1,144,086	R$ 770,276
Net revenue from subscription services and equipment rental	1,071,932	388,033	331,565
Financial income	1,877,683	1,647,017	1,287,760
Other financial income	247,293	140,687	186,367
Total revenue and income	4,823,761	3,319,823	2,575,968
Cost of services	(1,713,828)	(769,946)	(426,961)
Administrative expenses	(813,341)	(392,476)	(285,788)
Selling expenses	(1,012,544)	(505,902)	(360,612)
Financial expenses, net	(1,269,058)	(339,844)	(353,451)
Other income (expenses), net	(185,894)	(177,056)	(57,691)
Total expenses	(6,258,878)	(2,185,224)	(1,484,503)
Profit (loss) before income taxes	(1,445,554)	1,127,662	1,090,655
Current tax expense (income)	(171,621)	(216,886)	(217,228)
Deferred tax expense (income)	239,827	(73,330)	(69,232)
Net income (loss) for the year	(1,377,348)	R$ 837,446	R$ 804,195
2021 Business Combinations
Disclosure of detailed information about business combination [line items]
Net revenue from transaction activities and other services	61,007
Net revenue from subscription services and equipment rental	486,846
Financial income	14,273
Other financial income	748
Total revenue and income	562,874
Cost of services	(315,089)
Administrative expenses	(139,182)
Selling expenses	(107,308)
Financial expenses, net	(33,242)
Other income (expenses), net	(26,655)
Total expenses	(621,476)
Profit (loss) before income taxes	(58,602)
Current tax expense (income)	(7,922)
Deferred tax expense (income)	5,833
Net income (loss) for the year	R$ (60,691)